SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Supplemental Cash Flow Information [Abstract]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	December 31,	December 31,	December 31,
	2021	2020	2019
Property, plant and equipment in accounts payable and accrued liabilities	$-	$28,280	$97,180
Interest paid	$9,054	$9,088	$737
Income taxes paid	$342,000	$229,233	$487,206